SCHWAB CAPITAL TRUST

Schwab Balanced Fund

Schwab MarketTrack All Equity Portfolio—Investor Shares

Schwab MarketTrack Growth Portfolio—Investor Shares

Schwab MarketTrack Balanced Portfolio—Investor Shares

Schwab MarketTrack Conservative Portfolio—Investor Shares

Schwab Target 2010 Fund

Schwab Target 2015 Fund

Schwab Target 2020 Fund

Schwab Target 2025 Fund

Schwab Target 2030 Fund

Schwab Target 2035 Fund

Schwab Target 2040 Fund

Schwab Target 2045 Fund

Schwab Target 2050 Fund

Schwab Target 2055 Fund

Supplement dated December 1, 2014 to

Statement of Additional Information (SAI) dated February 28, 2014,

as supplemented May 8, 2014, and November 21, 2014

This supplement provides new and additional information beyond that contained in the above-referenced SAI and should be read in conjunction with the SAI.

Effective on December 1, 2014, all references to Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio and Schwab MarketTrack Conservative Portfolio are removed from this SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG83795-00 (12/14) © 2014 All Rights Reserved

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